Goodwill - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Change in the carrying amount of Goodwill	¥ 0	¥ 0